CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED BALANCE SHEET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 15,351	$ 2,367	¥ 22,482
Due from inter-companies	29,179	4,499	22,305
Due to related parties	30,269	4,667	26,481
Total current assets (liabilities)	58,143	8,964	64,398
Total assets (liabilities)	119,038	18,355	254,883
LIABILITIES AND EQUITY
Total stockholders' equity (deficit)	(185,598)	(28,619)	(85,462)	¥ (15,475)	¥ (23,348)
Parent Company [Member]
Current assets
Cash and cash equivalents	8,900	1,372	18,353
Other receivables	273	41	4
Due from inter-companies	187,777	28,954	187,644
Due to related parties	717	111	(3,129)
Total current assets (liabilities)	197,667	30,478	202,872
Investment in unconsolidated subsidiaries	(338,339)	(52,169)	(280,062)
Total assets (liabilities)	(140,672)	(21,691)	(77,190)
LIABILITIES AND EQUITY
Total stockholders' equity (deficit)	¥ (140,672)	$ (21,691)	¥ (77,190)